Earnings and dividends per share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings and dividends per share
Basic earnings/(loss) per share (in rand per share)	R 18.99	R 10.6	R (69.94)
Headline earnings per share (in rand per share)	38.31	35.13	18.19
Diluted earnings/(loss) per share (in rand per share)	18.73	10.54	(69.94)
Diluted headline earnings per share (in rand per share)	37.79	34.92	16.73
Dividends per share			2
Dividends per share - interim			2
Dividends per share- final	R 0	R 0	R 0
Earnings/(loss) and headline earnings
Earnings/(loss) attributable to owners of Sasol Limited	R 12,149	R 6,767	R (44,271)
Total remeasurement items for the Group, net of tax	12,358	15,652	55,784
Headline earnings attributable to owners of Sasol Limited	R 24,507	22,419	R 11,513
Gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal, excluded from remeasurement items for headline earnings		R 1,428
Basic weighted average number of shares
Issued shares	654,093,017	649,375,104	648,475,104	640,667,612
Effect of treasury shares held	(14,000,000)	(10,300,000)	(13,100,000)
Effect of long-term incentives exercised	(400,000)	(900,000)	(2,400,000)
Basic weighted average number of shares for EPS and HEPS	639,700,000	638,200,000	633,000,000
Diluted earnings/(loss)
Earnings/(loss) attributable to owners of Sasol Limited	R 12,149	R 6,767	R (44,271)
Impact of convertible bond			(136)
Diluted earnings/(loss) attributable to owners of Sasol Limited	12,149	6,767
Diluted (loss)/earnings attributable to owners of Sasol Limited			(44,407)
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	24,507	22,419	11,513
Impact of convertible bond			(136)
Diluted headline earnings attributable to owners of Sasol Limited	R 24,507	R 22,419	R 11,377
Diluted weighted average number of shares
Weighted average number of shares	639,700,000	638,200,000	633,000,000
Potential dilutive effect of convertible bond			39,900,000
Potential dilutive effect of long-term incentive scheme	8,800,000	3,800,000	7,000,000
Diluted weighted average number of shares for DEPS and DHEPS	648,500,000	642,000,000
Diluted weighted average number of shares for DEPS and DHEPS			679,900,000